Earnings per Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per $0.25 Ordinary Share
Profit for the year attributable to equity holders ($m)	$ 10,225	$ 7,035	$ 5,955
Basic earnings per share	$ 6.6	$ 4.54	$ 3.84
Diluted earnings per Ordinary Share (in dollars per share)	$ 6.54	$ 4.5	$ 3.81
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,550	1,550	1,549
Dilutive impact of share incentive awards outstanding (millions)	12	13	13
Diluted weighted average number of Ordinary Shares in issue (millions)	1,562	1,563	1,562